Other Financial Assets (Table)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of composition of the other financial assets
The composition of the other financial assets as of December 31, 2022 and 2021 is as follows:

Composition	12/31/2022	12/31/2021
Sundry debtors (see note 12)	26,404,763	19,599,371
Receivables from spot sales of foreign currency pending settlement	16,005,430	30,130,186
Receivables from other spot sales pending settlement	10,245,861	13,401,002
Private securities	4,508,266	4,033,290
Receivables from spot sales of government securities pending settlement	488,596	176,965
Other	382,648	1,207,925

Subtotal	58,035,564	68,548,739

Less: Allowances for ECL	(91,041)	(51,518)

Total	57,944,523	68,497,221